UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Capital Fund, Inc.
Schedule of Investments (unaudited)

September 30, 2006

	Shares or Principal Amount		Value
Common Stocks 98.3%
Aerospace and Defense 1.7%
L-3 Communications Holdings	18,900	shs.	$ 1,480,437
Precision Castparts	32,100		2,027,436
Rockwell Collins	72,700		3,986,868
			7,494,741
Air Freight and Logistics 0.6%
Expeditors International of Washington	62,200		2,772,876
Airlines 2.7%
AMR*	281,000		6,502,340
Southwest Airlines	344,300		5,736,038
			12,238,378
Automobiles 0.9%
Harley-Davidson	61,800		3,877,950
Biotechnology 2.3%
Applera-Celera Genomics Group*	115,700		1,610,544
Celgene*	53,600		2,320,880
Cephalon*	33,000		2,037,750
Cepheid*	281,800		2,034,596
Cubist Pharmaceuticals*	58,000		1,260,920
MedImmune*	43,000		1,256,030
			10,520,720
Capital Markets 5.1%
E*TRADE Financial*	411,000		9,831,120
Northern Trust	129,400		7,560,842
T. Rowe Price Group	124,400		5,952,540
			23,344,502
Chemicals 1.8%
International Flavors & Fragrances	163,400		6,460,836
Scotts Miracle-Gro (Class A)	41,700		1,855,233
			8,316,069
Commercial Banks 1.3%
Commerce Bancorp	164,600		6,042,466
Commercial Services and Supplies 2.9%
ICT Group*	17,800		560,166
Herman Miller	370,700		12,681,647
			13,241,813
Communications Equipment 1.4%
Ciena*	139,100		3,790,475
Comverse Technology*	109,400		2,345,536
			6,136,011
Computers and Peripherals 4.4%
Diebold	210,100		9,145,653
Logitech International (ADR)*	149,500		3,253,120
Network Appliance*	80,500		2,979,305
SanDisk*	82,800		4,433,112
			19,811,190
Containers and Packaging 1.0%
Pactiv*	155,200		4,410,784
Diversified Consumer Services 0.3%
Regis	37,700		1,351,545
Electronic Equipment and Instruments 0.5%
Agilent Technologies*	76,100		2,487,709
Energy Equipment and Services 3.3%
BJ Services	140,500		4,233,265
Ensco International	50,100		2,195,883
Pride International*	155,800		4,272,036
Smith International	108,900		4,225,320
			14,926,504
Food and Staples Retailing 0.5%
Whole Foods Market	41,300		2,454,459

Food Products 5.9%
Dean Foods*	235,200		9,883,104
Hershey	43,100		2,303,695
Smithfield Foods*	155,200		4,193,504
J.M. Smucker	38,100		1,826,895
Tyson Foods (Class A)	539,500		8,567,260
			26,774,458
Health Care Equipment and Supplies 6.7%
Biomet	121,500		3,911,085
Conor Medsystems*	49,600		1,169,072
Cooper	122,600		6,559,100
Dade Behring Holdings	72,600		2,915,616
DENTSPLY International	110,600		3,330,166
Given Imaging*	80,700		1,540,563
Hologic*	50,700		2,206,464
Northstar Neuroscience*	162,200		2,141,040
Quidel*	165,300		2,334,036
St. Jude Medical*	125,400		4,425,366
			30,532,508
Health Care Providers and Services 3.9%
Coventry Health Care*	60,700		3,127,264
DaVita*	74,200		4,293,954
Laboratory Corporation of America Holdings*	20,700		1,357,299
Manor Care	70,600		3,690,968
Psychiatric Solutions*	86,300		2,941,967
Quest Diagnostics	36,800		2,250,688
			17,662,140
Health Care Technology 0.7%
Omnicell*	179,500		3,211,255
Hotels, Restaurants and Leisure 4.9%
Hilton Hotels	89,200		2,484,220
International Game Technology	121,900		5,058,850
Sonic*	207,450		4,690,445
Starwood Hotels & Resorts Worldwide	34,000		1,944,460
YUM! Brands	153,600		7,994,880
			22,172,855
Household Durables 1.3%
Garmin	121,900		5,946,282
Independent Power Producers and Energy Traders 1.0%
AES*	222,500		4,536,775
Internet and Catalog Retail 0.7%
Liberty Media Holding (Class A)*	147,500		3,006,050
IT Services 6.6%
Amdocs*	194,600		7,706,160
CheckFree*	56,100		2,318,052
Cognizant Technology Solutions (Class A)*	86,300		6,391,378
Fiserv*	212,700		10,016,043
Paychex	90,100		3,320,185
			29,751,818
Life Sciences Tools and Services 1.7%
Fisher Scientific International*	44,100		3,450,384
Nektar Therapeutics*	146,900		2,116,829
Pharmaceutical Product Development	66,000		2,355,540
			7,922,753
Machinery 1.1%
Dover	41,300		1,959,272
ITT	60,600		3,106,962
			5,066,234
Media 2.0%
EchoStar Communications (Class A)*	47,300		1,548,602
Liberty Global (Class A)*	155,600		4,005,144
Univision Communications (Class A)*	99,800		3,427,132
			8,980,878
Metals and Mining 0.9%
Freeport-McMoRan Copper & Gold (Class B)	72,800		3,877,328

Multiline Retail 1.3%
Family Dollar Stores	160,800		4,701,792
Nordstrom	26,700		1,129,410
			5,831,202
Oil, Gas and Consumable Fuels 2.4%
Kinder Morgan	28,700		3,009,195
Noble Energy	126,500		5,767,135
Pogo Producing	52,200		2,137,590
			10,913,920
Personal Products 2.5%
Avon Products	110,100		3,375,666
NBTY*	279,300		8,175,111
			11,550,777
Pharmaceuticals 3.6%
Allergan	49,500		5,574,195
Forest Laboratories*	61,000		3,087,210
K-V Pharmaceutical (Class A)*	110,100		2,609,370
Penwest Pharmaceuticals*	95,600		1,591,740
Sepracor*	68,300		3,308,452
			16,170,967
Road and Rail 1.3%
CSX	138,800		4,556,804
C.H. Robinson Worldwide	30,400		1,355,232
			5,912,036
Semiconductors and Semiconductor Equipment 5.4%
Agere Systems*	62,000		925,660
Broadcom (Class A)*	97,600		2,961,184
FormFactor*	43,100		1,815,803
Integrated Device Technology*	173,000		2,778,380
KLA-Tencor	45,100		2,005,597
Linear Technology	56,900		1,770,728
MEMC Electronic Materials*	32,700		1,197,801
Microchip Technology	49,800		1,614,516
Micron Technology*	200,600		3,490,440
NVIDIA*	207,500		6,139,925
			24,700,034
Software 6.4%
Activision*	272,900		4,120,790
BEA Systems*	319,500		4,856,400
Citrix Systems*	131,200		4,750,752
Cogent*	71,100		976,203
Electronic Arts*	87,900		4,894,272
Intuit*	59,500		1,909,355
salesforce.com*	93,400		3,351,192
Sonic Solutions*	183,700		2,799,588
THQ*	48,600		1,417,662
			29,076,214
Specialty Retail 5.0%
Abercrombie & Fitch (Class A)	64,200		4,460,616
GameStop (Class A)*	70,900		3,281,252
Limited Brands	90,800		2,405,292
Office Depot*	68,900		2,735,330
Tractor Supply*	48,600		2,345,436
Urban Outfitters*	249,300		4,410,117
Williams-Sonoma	91,000		2,947,490
			22,585,533
Textiles, Apparel and Luxury Goods 0.4%
Coach*	59,300		2,039,920
Thrifts and Mortgage Finance 0.6%
Hudson City Bancorp	216,800		2,872,600
Wireless Telecommunication Services 1.3%
American Tower (Class A)*	105,800		3,861,700
NII Holdings*	29,300		1,821,288
			5,682,988

Total Common Stocks			446,205,242

Fixed Time Deposits 2.1%
BNP Paribas, Grand Cayman, 5.36%, 10/2/2006	$ 9,782,000		9,782,000

Total Investments 100.4%			455,987,242
Other Assets Less Liabilities (0.4)%			(1,947,850)
Net Assets 100.0%			$454,039,392

______________
* Non-income producing security.
ADR - American Depositary Receipts.

The cost of investments for federal income tax purposes was $425,114,446. The tax basis gross appreciation and depreciation of portfolio securities were $39,609,808 and $8,737,012, respectively. Net unrealized appreciation was $30,872,796.

Note: Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund's investment adviser, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/  BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date: November 27, 2006

By: /S/  LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: November 27, 2006

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.